Fair Value (Fair Value Of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
SBA servicing assets	$ 437		$ 396		$ 418
Accrued interest receivable	3,272		3,298
Accrued interest payable	454		434
Impaired Financing Receivable, Recorded Investment	14,788		23,366
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash And Cash Equivalents, Estimated fair value	99,404		94,192
Securities Held To Maturity, Estimated fair value	26,381	[1]	21,515	[1]
SBA Loans Held For Sale, Estimated fair value	6,673		6,937
Loans, Net Of Allowance For Loan Losses, Estimated fair value	658,887	[2]	565,341	[2]
Federal Home Loan Bank Stock, Estimated fair value	5,392		3,989
SBA servicing assets	437		396
Accrued interest receivable	3,272		3,298
Deposits, Estimated fair value	738,698		648,760
Borrowed Funds And Subordinated Debentures, Estimated fair value	122,465		90,465
Accrued interest payable	454		434
Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash And Cash Equivalents, Estimated fair value	99,404		94,192
Securities Held To Maturity, Estimated fair value	25,549	[1]	22,741	[1]
SBA Loans Held For Sale, Estimated fair value	7,267		7,582
Loans, Net Of Allowance For Loan Losses, Estimated fair value	645,582	[2]	564,528	[2]
Federal Home Loan Bank Stock, Estimated fair value	5,392		3,989
SBA servicing assets	437		396
Accrued interest receivable	3,272		3,298
Deposits, Estimated fair value	738,337		650,668
Borrowed Funds And Subordinated Debentures, Estimated fair value	129,732		100,257
Accrued interest payable	454		434
Impaired Financing Receivable, Recorded Investment	4,500		8,200
Commercial Mortgage Backed Securities [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities Held To Maturity, Estimated fair value	6,800		2,700
Commercial Mortgage Backed Securities [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities Held To Maturity, Estimated fair value	$ 6,400		$ 3,200

[1]	Includes held to maturity commercial mortgage-backed securities that are considered Level 3. These securities had book values of $6.8 million and $2.7 million at December 31, 2013 and 2012, respectively, and market values of $6.4 million and $3.2 million at December 31, 2013 and 2012, respectively.
[2]	Includes impaired loans that are considered Level 3 and reported separately in the tables under the “Fair Value on a Nonrecurring Basis” heading. Impaired loans, net of specific reserves totaled $4.5 million and $8.2 million at December 31, 2013 and 2012, respectively.